EVENTS AFTER THE REPORTING PERIOD	3 Months Ended
Jun. 30, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

14. EVENTS AFTER THE REPORTING PERIOD

a)	Subsequent to June 30, 2025, 100,000 stock options were granted at an exercise price of $0.77.

b)

On August 21, 2025, the Company issued 1,000,000 common shares to Gold Fields Toodoggone Exploration Corp. as part of the contingency consideration set out in the amended PINE property purchase agreement dated on December 9, 2019 whereby consideration was an aggregate of 7,000,000 common shares of which 5,000,000 was issued in the first year and a further 2,000,000 was contingent on certain expenditure levels.